CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Current Assets
Cash and cash equivalents	$ 2,831	$ 3,945
Investments	3,426	1,751
Trade receivables	8,636	7,577
Other receivables	1,491	1,011
Inventories	1,854	1,278
Total current assets	18,238	15,562
Non-Current Assets
Trade receivables	12	208
Other receivables	419	360
Income tax assets	626	680
Investments	2,657	347
Property, plant and equipment	28,538	23,165
Intangible assets	7,098	7,592
Total non-current assets	39,350	32,352
TOTAL ASSETS	57,588	47,914
Current Liabilities
Trade payables	11,483	8,979
Deferred revenues	515	443
Financial debt	3,194	3,266
Salaries and social security payables	2,051	1,610
Income tax payables	2,748	724
Other taxes payables	1,505	1,149
Other liabilities	85	69
Provisions	406	271
Total current liabilities	21,987	16,511
Non-Current Liabilities
Trade payables	101	152
Deferred revenues	425	445
Financial debt	9,041	8,646
Salaries and social security payables	259	184
Deferred income tax liabilities	48	569
Income tax payables	2	7
Other liabilities	220	170
Provisions	1,626	1,352
Total non-current liabilities	11,722	11,525
TOTAL LIABILITIES	33,709	28,036
EQUITY
Equity attributable to Telecom Argentina (Controlling Company)	23,086	19,336
Equity attributable to non-controlling interest	793	542
TOTAL EQUITY (See Consolidated Statements of Changes in Equity)	23,879	19,878
TOTAL LIABILITIES AND EQUITY	$ 57,588	$ 47,914